UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2008

DATE OF REPORTING PERIOD:	January 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS January 31, 2008 (UNAUDITED)
STRATEGIC TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

Corporate Bonds (31.3%)
		Consumer Discretionary (11.0%)
$4,524,000		Asbury Automotive Group, Inc.
		8.000%,03/15/14	$4,048,980
4,524,000		Boyd Gaming Corp.
		7.750%,12/15/12	4,229,940
		D.R. Horton, Inc.
2,714,000		8.000%,02/01/09	2,680,075
1,810,000		9.750%,09/15/10	1,776,063
8,369,000		DIRECTV Financing Company, Inc.
		8.375%,03/15/13	8,693,299
14,024,000		EchoStar DBS Corp.
		7.125%,02/01/16	14,076,590
19,001,000		Expedia, Inc.
		7.456%,08/15/18	19,824,997
38,906,000		Ford Motor Company
		9.875%,08/10/11	37,356,179
13,572,000		General Motors Corp.^
		7.200%,01/15/11	12,452,310
18,096,000		Goodyear Tire & Rubber Company
		7.857%,08/15/11	18,322,200
7,691,000		Group 1 Automotive, Inc.^
		8.250%,08/15/13	7,267,995
15,382,000		Hanes Brands, Inc.^‡
		8.204%,12/15/14	13,997,620
4,524,000		Idearc, Inc.
		8.000%,11/15/16	4,071,600
3,800,000		Jarden Corp.^
		7.500%,05/01/17	3,268,000
2,934,000		Kellwood Company
		7.625%,10/15/17	2,435,220
4,524,000		Liberty Media Corp.^
		8.250%,02/01/30	4,123,635
5,881,000		Mandalay Resort Group^
		7.625%,07/15/13	5,572,248
4,420,000		MGM Mirage
		7.500%,06/01/16	4,265,300
5,429,000		NCL Holding, ASA
		10.625%,07/15/14	5,510,435
		Pinnacle Entertainment, Inc.
8,143,000		8.250%,03/15/12	7,857,995
4,655,000		8.750%, 10/01/13^	4,561,900
7,238,000		Pulte Homes, Inc.^
		8.125%,03/01/11	7,114,715
11,762,000		Royal Caribbean Cruises, Ltd.
		7.500%,10/15/27	10,753,291
17,191,000		Service Corp. International
		6.750%,04/01/16	16,890,157
5,881,000		Toll Brothers, Inc.^
		8.250%,12/01/11	5,675,165
4,524,000		Vail Resorts, Inc.
		6.750%,02/15/14	4,365,660
		Warner Music Group
13,617,000		7.375%,04/15/14	10,689,345
2,262,000	GBP	8.125%, 04/15/14	3,261,122

			245,142,036

		Consumer Staples (2.7%)
1,810,000		Alimentation Couche-Tard Inc.
		7.500%,12/15/13	1,807,738
13,346,000		Chiquita Brands International, Inc.
		7.500%,11/01/14	11,277,370
10,405,000		Del Monte Foods Company
		8.625%,12/15/12	10,561,075
9,953,000		NBTY, Inc.
		7.125%,10/01/15	9,306,055
		Pilgrim’s Pride Corp.
10,858,000		8.375%, 05/01/17^	9,527,895
5,429,000		7.625%,05/01/15	5,171,122
13,572,000		Smithfield Foods, Inc.^
		7.750%,07/01/17	12,893,400

			60,544,655

		Energy (3.7%)
10,858,000		Arch Western Finance, LLC
		6.750%,07/01/13	10,559,405
		Chesapeake Energy Corp.
6,334,000		6.875%,01/15/16	6,302,330
3,619,000		7.500%,06/15/14	3,709,475
1,810,000		Dresser-Rand Group, Inc.
		7.375%,11/01/14	1,782,850
2,714,000		GulfMark Offshore, Inc.
		7.750%,07/15/14	2,768,280
6,334,000		Mariner Energy, Inc.
		8.000%,05/15/17	6,080,640
4,524,000		Petrohawk Energy Corp.
		7.125%,04/01/12	4,320,420
9,500,000		Petróleo Brasileiro, SA
		8.375%,12/10/18	11,400,000
1,810,000		Premcor Refining Group, Inc.
		7.500%,06/15/15	1,906,232
1,991,000		Southwestern Energy Company*
		7.500%,02/01/18	2,055,708
4,524,000		Superior Energy Services, Inc.
		6.875%,06/01/14	4,388,280
6,831,000		Whiting Petroleum Corp.
		7.250%,05/01/12	6,796,845
18,096,000		Williams Companies, Inc.
		7.750%,06/15/31	19,724,640

			81,795,105

		Financials (2.3%)
		Leucadia National Corp.
15,056,000		8.125%,09/15/15	15,056,000
9,953,000		7.000%,08/15/13	9,679,293
16,286,000		Nuveen Investments, Inc. ^*
		10.500%,11/15/15	15,878,850
9,500,000		Senior Housing Properties Trust
		8.625%,01/15/12	10,117,500

			50,731,643

		Health Care (2.3%)
4,524,000		Bio-Rad Laboratories, Inc.
		7.500%,08/15/13	4,591,860
16,286,000		Community Health Systems, Inc.
		8.875%,07/15/15	16,469,217
See accompanying notes to Schedule of Investments

STRATEGIC TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

$1,991,000		DaVita, Inc.
		7.250%,03/15/15	$1,991,000
		HCA, Inc.
3,167,000		9.125%,11/15/14	3,297,639
1,357,000		9.250%,11/15/16	1,426,546
9,953,000		Psychiatric Solutions, Inc.
		7.750%,07/15/15	9,853,470
11,762,000		Valeant Pharmaceuticals International
		7.000%,12/15/11	11,379,735
2,760,000		Vanguard Health Systems, Inc.
		9.000%,10/01/14	2,628,900

			51,638,367

		Industrials (1.4%)
2,036,000		Belden CDT, Inc.
		7.000%,03/15/17	1,959,650
1,810,000		FTI Consulting, Inc.^
		7.625%,06/15/13	1,855,250
4,524,000		Gardner Denver, Inc.
		8.000%,05/01/13	4,524,000
4,099,000		H&E Equipment Service, Inc.
		8.375%,07/15/16	3,648,110
3,131,000		SPX Corp. ^*
		7.625%,12/15/14	3,213,189
1,810,000		Terex Corp.
		8.000%,11/15/17	1,787,375
5,203,000		Trinity Industries, Inc.
		6.500%,03/15/14	5,020,895
4,524,000		WESCO International, Inc.
		7.500%,10/15/17	4,116,840
4,524,000		Westinghouse Air Brake Technologies Corp.^
		6.875%,07/31/13	4,456,140

			30,581,449

		Information Technology (2.3%)
15,629,000		Advanced Micro Devices, Inc.
		7.750%,11/01/12	12,854,852
8,143,000		Amkor Tech, Inc.^
		9.250%,06/01/16	7,705,314
1,991,000		Avago Technologies^
		11.875%,12/01/15	2,090,550
7,691,000		Celestica, Inc.
		7.875%,07/01/11	7,498,725
13,120,000		Freescale Semiconductor, Inc.
		8.875%,12/15/14	10,725,600
9,500,000		SunGard Data Systems, Inc.
		9.125%,08/15/13	9,690,000

			50,565,041

		Materials (2.0%)
2,714,000		Century Aluminum Company
		7.500%,08/15/14	2,591,870
		Ineos Group Holdings, PLC*
12,215,000	EUR	7.875%, 02/15/16	13,256,823
2,262,000		8.500%, 02/15/16^	1,809,600
2,714,000		P.H. Glatfelter Company
		7.125%,05/01/16	2,693,645
		Union Carbide Corp.
9,908,000		7.875%,04/01/23	10,157,681
7,826,000		7.500%, 06/01/25	7,683,567
6,650,000		Westlake Chemical Corp.
		6.625%, 01/15/16	6,084,750

			44,277,936

		Telecommunication Services (3.0%)
11,762,000		Alamosa Holdings, Inc.
		8.500%, 01/31/12	11,950,686
16,015,000		Citizens Communications Company
		9.000%, 08/15/31	15,474,494
		Leap Wireless International, Inc.
8,143,000		9.375%, 11/01/14	7,450,845
8,143,000		9.375%, 11/01/14*	7,450,845
13,147,000		Qwest Communications International, Inc.^
		7.750%, 02/15/31	11,700,830
4,524,000		Syniverse Technologies, Inc.
		7.750%, 08/15/13	4,371,315
8,143,000		Windstream Corp.
		8.625%, 08/01/16	8,468,720

			66,867,735

		Utilities (0.6%)
12,667,000		TXU Corp.*
		10.250%, 11/01/15	12,508,663

		TOTAL CORPORATE BONDS
		(Cost $729,831,009)	694,652,630

Convertible Bonds (19.6%)
		Consumer Discretionary (4.6%)
16,000,000		Amazon.com, Inc.
		4.750%, 02/01/09	18,040,000
40,000,000		Ford Motor Company^
		4.250%, 12/15/36	40,150,000
7,000,000		General Motors Corp.
		6.250% 07/15/33	5,908,000
5,680,000		Liberty Media Corp. (Time Warner)¥
		3.250%, 03/15/31	4,238,700
32,000,000		Walt Disney Company^
		2.125%, 04/15/23	34,520,000

			102,856,700

		Energy (1.2%)
17,000,000		Penn Virginia Corp.
		4.500%, 11/15/12	17,892,500
8,290,000		St. Mary Land & Exploration Company
		3.500%, 04/01/27	8,466,163

			26,358,663

		Financials (1.6%)
35,000,000		Prudential Financial, Inc.^‡
		2.733%, 12/12/36	34,412,000

		Health Care (1.8%)
26,000,000		Invitrogen Corp.
		3.250%, 06/15/25	29,120,000
See accompanying notes to Schedule of Investments

STRATEGIC TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

$10,995,000		OSI Pharmaceuticals, Inc.
		3.250%, 09/08/23	$11,489,775

			40,609,775

		Industrials (3.3%)
32,750,000		L-3 Communications Holdings, Inc.^
		3.000%, 08/01/35	41,387,812
16,000,000		Lockheed Martin Corp.‡
		4.619%, 08/15/33	24,001,600
7,500,000		Quanta Services, Inc.
		3.750%, 04/30/26	8,906,250

			74,295,662

		Information Technology (5.4%)
16,000,000		Euronet Worldwide, Inc.
		3.500%, 10/15/25	15,540,000
34,000,000		Intel Corp.^
		2.950%, 12/15/35	34,000,000
33,900,000		Linear Technology Corp.*
		3.000%, 05/01/27	31,315,125
32,000,000		VeriSign, Inc.*
		3.250%, 08/15/37	38,440,000

			119,295,125

		Utilities (1.7%)
20,000,000		CenterPoint Energy, Inc.
		3.750%, 05/15/23	28,775,000
5,750,000	EUR	International Power, PLC
		3.250%, 07/20/13	9,653,180

			38,428,180

		TOTAL CONVERTIBLE BONDS
		(Cost $429,498,243)	436,256,105

Sovereign Bonds (2.2%)
		Consumer Discretionary (2.2%)
16,739,000	EUR	Deutschland Republic Treasury
		4.500%, 07/04/09	25,199,396
11,310,000	GBP	United Kingdom Treasury
		5.750%, 12/07/09	23,072,284

			48,271,680

		TOTAL SOVEREIGN BONDS
		(Cost$45,978,526)	48,271,680

Synthetic Convertible Securities (4.1%)

Corporate Bonds (3.3%)
		Consumer Discretionary (1.2%)
476,000		Asbury Automotive Group, Inc.
		8.000%, 03/15/14	426,020
476,000		Boyd Gaming Corp.
		7.750%, 12/15/12	445,060
		D.R. Horton, Inc.
286,000		8.000%, 02/01/09	282,425
190,000		9.750%, 09/15/10	186,437
881,000		DIRECTV Financing Company, Inc.
		8.375%, 03/15/13	915,139
1,476,000		EchoStar DBS Corp.
		7.125%,02/01/16	1,481,535
1,999,000		Expedia, Inc.
		7.456%,08/15/18	2,085,689
4,094,000		Ford Motor Company
		9.875%,08/10/11	3,930,916
1,428,000		General Motors Corp.^
		7.200%,01/15/11	1,310,190
1,904,000		Goodyear Tire & Rubber Company
		7.857%,08/15/11	1,927,800
809,000		Group 1 Automotive, Inc.^
		8.250%,08/15/13	764,505
1,618,000		Hanes Brands, Inc.^‡
		8.204%,12/15/14	1,472,380
476,000		Idearc, Inc.
		8.000%,11/15/16	428,400
400,000		Jarden Corp.^
		7.500%,05/01/17	344,000
309,000		Kellwood Company
		7.625%,10/15/17	256,470
476,000		Liberty Media Corp.^
		8.250%,02/01/30	433,875
619,000		Mandalay Resort Group^
		7.625%,07/15/13	586,502
465,000		MGM Mirage
		7.500%,06/01/16	448,725
571,000		NCL Holding, ASA
		10.625%,07/15/14	579,565
		Pinnacle Entertainment, Inc.
857,000		8.250%,03/15/12	827,005
490,000		8.750%, 10/01/13^	480,200
762,000		Pulte Homes, Inc.^
		8.125%,03/01/11	749,021
1,238,000		Royal Caribbean Cruises, Ltd.
		7.500%,10/15/27	1,131,829
1,809,000		Service Corp. International
		6.750%,04/01/16	1,777,342
619,000		Toll Brothers, Inc.^
		8.250%,12/01/11	597,335
476,000		Vail Resorts, Inc.
		6.750%,02/15/14	459,340
		Warner Music Group
1,433,000		7.375%,04/15/14	1,124,905
238,000	GBP	8.125%, 04/15/14	343,124

			25,795,734

		Consumer Staples (0.3%)
190,000		Alimentation Couche-Tard Inc.
		7.500%,12/15/13	189,763
1,404,000		Chiquita Brands International, Inc.
		7.500%,11/01/14	1,186,380
1,095,000		Del Monte Foods Company
		8.625%,12/15/12	1,111,425
1,047,000		NBTY, Inc.
		7.125%,10/01/15	978,945
		Pilgrim’s Pride Corp.
1,142,000		8.375%, 05/01/17^	1,002,105
571,000		7.625%,05/01/15	543,877
See accompanying notes to Schedule of Investments

STRATEGIC TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

$1,428,000		Smithfield Foods, Inc.^
		7.750%,07/01/17	$1,356,600

			6,369,095

		Energy (0.4%)
1,142,000		Arch Western Finance, LLC
		6.750%,07/01/13	1,110,595
		Chesapeake Energy Corp.
666,000		6.875%,01/15/16	662,670
381,000		7.500%,06/15/14	390,525
190,000		Dresser-Rand Group, Inc.
		7.375%,11/01/14	187,150
286,000		GulfMark Offshore, Inc.
		7.750%,07/15/14	291,720
666,000		Mariner Energy, Inc.
		8.000%,05/15/17	639,360
476,000		Petrohawk Energy Corp.
		7.125%,04/01/12	454,580
1,000,000		Petróleo Brasileiro, SA
		8.375%,12/10/18	1,200,000
190,000		Premcor Refining Group, Inc.
		7.500%,06/15/15	200,102
209,000		Southwestern Energy Company*
		7.500%,02/01/18	215,792
476,000		Superior Energy Services, Inc.
		6.875%,06/01/14	461,720
719,000		Whiting Petroleum Corp.
		7.250%,05/01/12	715,405
1,904,000		Williams Companies, Inc.
		7.750%,06/15/31	2,075,360

			8,604,979

		Financials (0.2%)
		Leucadia National Corp.
1,584,000		8.125%,09/15/15	1,584,000
1,047,000		7.000%,08/15/13	1,018,208
1,714,000		Nuveen Investments, Inc. ^*
		10.500%,11/15/15	1,671,150
1,000,000		Senior Housing Properties Trust
		8.625%,01/15/12	1,065,000

			5,338,358

		Health Care (0.2%)
476,000		Bio-Rad Laboratories, Inc.
		7.500%,08/15/13	483,140
1,714,000		Community Health Systems, Inc.
		8.875%,07/15/15	1,733,282
209,000		DaVita, Inc.
		7.250%,03/15/15	209,000
		HCA, Inc.
333,000		9.125%,11/15/14	346,736
143,000		9.250%,11/15/16	150,329
1,047,000		Psychiatric Solutions, Inc.
		7.750%,07/15/15	1,036,530
1,238,000		Valeant Pharmaceuticals International
		7.000%,12/15/11	1,197,765
290,000		Vanguard Health Systems, Inc.
		9.000%,10/01/14	276,225

			5,433,007

		Industrials (0.2%)
214,000		Belden CDT, Inc.
		7.000%,03/15/17	205,975
190,000		FTI Consulting, Inc.^
		7.625%,06/15/13	194,750
476,000		Gardner Denver, Inc.
		8.000%,05/01/13	476,000
431,000		H&E Equipment Service, Inc.
		8.375%,07/15/16	383,590
329,000		SPX Corp. ^*
		7.625%,12/15/14	337,636
190,000		Terex Corp.
		8.000%,11/15/17	187,625
547,000		Trinity Industries, Inc.
		6.500%,03/15/14	527,855
476,000		WESCO International, Inc.
		7.500%,10/15/17	433,160
476,000		Westinghouse Air Brake Technologies Corp.^
		6.875%,07/31/13	468,860

			3,215,451

		Information Technology (0.2%)
1,644,000		Advanced Micro Devices, Inc.
		7.750%,11/01/12	1,352,190
857,000		Amkor Tech, Inc.^
		9.250%,06/01/16	810,936
209,000		Avago Technologies^
		11.875%,12/01/15	219,450
809,000		Celestica, Inc.
		7.875%,07/01/11	788,775
1,380,000		Freescale Semiconductor, Inc.
		8.875%,12/15/14	1,128,150
1,000,000		SunGard Data Systems, Inc.
		9.125%,08/15/13	1,020,000

			5,319,501

		Materials (0.2%)
286,000		Century Aluminum Company
		7.500%,08/15/14	273,130
		Ineos Group Holdings, PLC*
1,285,000	EUR	7.875%, 02/15/16	1,394,598
238,000		8.500%, 02/15/16^	190,400
286,000		P.H. Glatfelter Company
		7.125%,05/01/16	283,855
		Union Carbide Corp.
1,042,000		7.875%,04/01/23	1,068,259
824,000		7.500%,06/01/25	809,003
700,000		Westlake Chemical Corp.
		6.625%,01/15/16	640,500

			4,659,745

		Telecommunication Services (0.3%)
1,238,000		Alamosa Holdings, Inc.
		8.500%,01/31/12	1,257,860
1,685,000		Citizens Communications Company
		9.000%,08/15/31	1,628,131
		Leap Wireless International, Inc.
857,000		9.375%,11/01/14	784,155
See accompanying notes to Schedule of Investments

STRATEGIC TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

$857,000		9.375%, 11/01/14*	$784,155
1,383,000		Qwest Communications International, Inc.^
		7.750%, 02/15/31	1,230,870
476,000		Syniverse Technologies, Inc.
		7.750%, 08/15/13	459,935
857,000		Windstream Corp.
		8.625%, 08/01/16	891,280

			7,036,386

		Utilities (0.1%)
1,333,000		TXU Corp.*
		10.250%, 11/01/15	1,316,338

		TOTAL CORPORATE BONDS	73,088,594

Sovereign Bonds (0.2%)

		Consumer Discretionary (0.2%)
1,761,000	EUR	Deutschland Republic Treasury
		4.500%, 07/04/09	2,651,063
1,190,000	GBP	United Kingdom Treasury
		5.750%, 12/07/09	2,427,588

			5,078,651

		TOTAL SOVEREIGN BONDS	5,078,651

Number of
Contracts		Value

Options (0.6%)
	Consumer Discretionary (0.1%)
2,000	Nike, Inc.#
	Call, 01/17/09, Strike $55.00	2,130,000
2,200	Omnicom Group, Inc.#
	Call, 01/17/09, Strike $50.00	682,000

		2,812,000

	Energy (0.1%)
780	Schlumberger, Ltd.#
	Call, 01/17/09, Strike $90.00	510,900
800	Transocean, Inc.#
	Call, 01/17/09, Strike $135.00	1,120,000

		1,630,900

	Health Care (0.2%)
800	Alcon, Inc.#
	Call, 01/17/09, Strike $140.00	1,484,000
1,700	Express Scripts, Inc.#
	Call, 01/17/09, Strike $65.00	1,963,500

		3,447,500

	Industrials (0.0%)
1,285	General Dynamics Corp.#
	Call, 01/17/09, Strike $90.00	963,750

	Information Technology (0.2%)
1,330	Apple Computer, Inc.#
	Call, 01/17/09, Strike $190.00	1,293,425
2,650	Cisco Systems, Inc.#
	Call, 01/17/09, Strike $30.00	384,250
150	Google, Inc.#
	Call, 01/17/09, Strike $710.00	536,250
570	Hewlett-Packard Company#
	Call, 01/17/09, Strike $45.00	313,500
4,560	Oracle Corp.#
	Call, 01/17/09, Strike $20.00	1,550,400
2,000	SAP, AG#
	Call, 01/17/09, Strike $55.00	610,000

		4,687,825

	Telecommunication Services (0.0%)
275	America Movil, S.A. de C.V.#
	Call, 01/17/09, Strike $60.00	253,000

	TOTAL OPTIONS	13,794,975

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $107,076,256)	91,962,220

Number of
Shares		Value

Convertible Preferred Stocks (20.2%)
	Consumer Discretionary (2.3%)
205,200	Deutsche Bank (Amazon.com, Inc.)*y
	15.000%	16,572,978
213,000	Deutsche Bank (Apollo Group, Inc.)*y
	12.000%	16,966,515
20,000	Stanley Works^‡
	6.530%	18,172,500

		51,711,993

	Consumer Staples (0.9%)
18,000	Bunge, Ltd.
	5.125%	19,755,000

	Energy (0.7%)
134,000	Lehman Brothers Holding (Transocean, Inc.)*y
	12.000%	16,810,300

	Financials (4.5%)
167,900	Citigroup, Inc.
	6.500%	9,129,562
725,000	Lazard, Ltd.
	6.625%	24,280,250
1,600,000	MetLife, Inc.
	6.375%	46,608,000
350,000	Washington Mutual, Inc.
	5.375%	13,965,000
312,300	XL Capital, Ltd.
	7.000%	5,352,822

		99,335,634

	Health Care (2.7%)
220,000	Schering-Plough Corp.
	6.000%	42,149,800
300,000	Wachovia Bank NA (Biogen Idec, Inc.)* y
	12.000%	17,599,500

		59,749,300

See accompanying notes to Schedule of Investments

STRATEGIC TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

		Industrials (0.7%)
270,800		Credit Suisse (CNH Global NV)*y
		12.000%	$15,029,400

		Information Technology (3.7%)
314,000		Deutsche Bank (Electronic Arts, Inc.)*y
		12.000%	15,528,870
487,000		Deutsche Bank (Nokia Corp.)*y
		12.000%	17,807,155
879,800		JPMorgan Chase & Company (Intel Corp.)*
		12.000%	18,216,259
331,700		Morgan Stanley (SAP, AG)*y
		12.000%	15,982,965
550,000		Wachovia Bank NA (eBay, Inc.)*y
		12.000%	15,232,250

			82,767,499

		Materials (4.7%)
400	EUR	Bayer, AG
		6.625%	43,887,362
315,000		Freeport-McMoRan Copper & Gold, Inc.
		6.750%	41,832,000
2,000	CHF	Givaudan SA
		5.375%	17,729,249

			103,448,611

		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $471,328,426)	448,607,737

Common Stocks (68.9%)

		Consumer Discretionary (1.8%)
400,000		Carnival Corp.^	17,796,000
300,000		CBS Corp.^	7,557,000
375,000		Tupperware Corp.^	13,875,000

			39,228,000

		Consumer Staples (12.8%)
320,000		Altria Group, Inc.^	24,262,400
350,000		Anheuser-Busch Companies, Inc.	16,282,000
1,100,000		Coca-Cola Company	65,087,000
898,755		General Mills, Inc.~	49,081,011
425,000		H. J. Heinz Company	18,088,000
250,000		Kimberly-Clark Corp.	16,412,500
471,447		Kraft Foods, Inc.	13,794,539
410,000		Procter & Gamble Company	27,039,500
840,000		Reynolds American, Inc.^	53,197,200

			283,244,150

		Energy (6.8%)
775,000		Chevron Corp.	65,487,500
775,000		ConocoPhillips^	62,248,000
500,000		Marathon Oil Corp.	23,425,000

			151,160,500

		Financials (8.8%)
500,000		Bank of America Corp.^	22,175,000
1,372,000		Citigroup, Inc.	38,717,840
772,000		Federal National Mortgage Association~	26,139,920
600,000		JPMorgan Chase & Company^	28,530,000
158,074		Lincoln National Corp.	8,592,903
500,000		U.S. Bancorp^	16,975,000
360,000		Wachovia Corp.^	14,014,800
2,000,000		Washington Mutual, Inc.~	39,840,000

			194,985,463

		Health Care (15.1%)
525,000		Abbott Laboratories	29,557,500
1,375,000		Bristol-Myers Squibb Company^	31,886,250
300,000		Eli Lilly and Company	15,456,000
1,600,000		Johnson & Johnson~	101,216,000
1,755,000		Merck & Company, Inc.	81,221,400
3,300,000		Pfizer, Inc.	77,187,000

			336,524,150

		Industrials (5.6%)
1,650,000		General Electric Company~	58,426,500
480,000		Honeywell International, Inc.^	28,353,600
450,000		Masco Corp.^	10,318,500
435,000		Raytheon Company	28,335,900

			125,434,500

		Information Technology (9.5%)
900,000		Cisco Systems, Inc.#	22,050,000
850,000		Hewlett-Packard Company	37,187,500
1,337,000		Intel Corp.~	28,344,400
1,325,000		Microsoft Corp.	43,195,000
227,800		Nintendo Company, Ltd.	14,193,990
1,250,000		Nokia Corp.^	46,187,500
950,000		Oracle Corp.#	19,522,500

			210,680,890

		Telecommunication Services (8.5%)
3,043,450		AT&T, Inc.^	117,142,390
1,500,000	GBP	BT Group, PLC	7,793,850
450,000	EUR	France Telecom, AG	15,870,535
1,239,000		Verizon Communications, Inc.^	48,122,760

			188,929,535

		TOTAL COMMON STOCKS
		(Cost $1,480,415,860)	1,530,187,188

Number of
Contracts		Value

Put Options (0.4%)
	Financials (0.4%)
6,850	Federal National Mortgage Association#
	Put, 03/22/08, Strike $25.00	633,625
1,250	S & P 500 Index#
	Put, 03/22/08, Strike $1400.00	7,181,250
	Washington Mutual Inc.#
15,822	Put, 04/19/08, Strike $15.00	1,542,645
900	Put, 04/19/08, Strike $12.50	51,750

	TOTAL OPTIONS
	(COST $12,197,906)	$9,409,270

See accompanying notes to Schedule of Investments

STRATEGIC TOTAL RETURN FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

Investment in Affiliated Fund (1.8%)
39,807,227	Calamos Government Money Market Fund - Class I Shares Ω
	(Cost $39,807,227)	39,807,227

Investments of Cash Collateral for Securities on Loan (12.0%)
146,669,000	Bank of New York Institutional Cash Reserve Fund	146,669,000
120,000,000	Goldman Sachs Financial Square Prime Obligations Fund	120,000,000

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
	(Cost $266,669,000)	266,669,000

TOTAL INVESTMENTS (160.5%)
(Cost $3,582,802,453)		3,565,823,057

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-12.0%)		(266,669,000)

OTHER ASSETS, LESS LIABILITIES (0.2%)		3,720,383

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-48.7%)		(1,081,012,439)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$2,221,862,001

Number of
Contracts		Value

Written Options (-1.1%)
	Financials (-1.1%)
	Federal National Mortgage Association#
4,115	Call, 03/22/08, Strike $35.00	(1,296,225)
3,300	Call, 03/22/08, Strike $40.00	(478,500)
	SPDR Trust Series 1#
10,000	Call, 06/21/08, Strike $141.00	(6,100,000)
10,000	Call, 04/19/08, Strike $140.00	(4,650,000)
7,000	Call, 06/21/08, Strike $140.00	(4,637,500)
	Washington Mutual, Inc.#
10,300	Call, 04/19/08, Strike $17.50	(4,017,000)
5,000	Call, 04/19/08, Strike $15.00	(2,925,000)

	TOTAL WRITTEN OPTIONS
	(Premium $18,335,484)	(24,104,225)

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $266,269,938 or 12% of net assets.

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $292,652,701.

y	The security of the financial institution is linked to, and may be exchangeable or convertible to, the equity security shown in the parenthetical.

Ω	Investment in affiliated fund. During the period from November 1, 2007 through January 31, 2008, the fund had net redemptions of $45,968,214, and received $538,398 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had $85,775,441 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
See accompanying notes to Schedule of Investments

INTEREST RATE SWAPS - (unaudited)
					Unrealized
					Appreciation/
SWAP Counterparty	Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount	(Depreciation)

Citibank, N.A.	4.34% monthly	1 month LIBOR	6/4/2009	$200,000,000	$(4,072,772)

					$(4,072,772)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Strategic Total Return Fund (the ‘‘Fund’’) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2008.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a federal income tax basis as of January 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.
The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:

Cost basis of investments	$3,592,359,174

Gross unrealized appreciation	272,483,004
Gross unrealized depreciation	(299,019,121)

Net unrealized appreciation (depreciation)	$(26,536,117)

NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at January 31, 2008.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — INTEREST RATE TRANSACTIONS
Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation).
Details of the interest rate swap agreements outstanding as of January 31, 2008 were as follows:

	Fixed Rate	Floating Rate		Notional	Unrealized
	(Fund	(Fund	Termination	Amount	Appreciation/
Counterparty	Pays)	Receives)	Date	(USD)	(Depreciation)

Citibank, N.A.	4.34% monthly	1 month LIBOR	06/04/2009	$200,000,000	$(4,072,772)

NOTE 6 — SYNTHETIC CONVERTIBLE INSTRUMENTS
The Fund may establish a ‘‘synthetic’’ convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (‘‘fixed-income component’’, which may be a convertible or non-convertible security) and the right to acquire equity securities (‘‘convertible component’’). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 — SECURITIES LENDING
For the period ended January 31, 2008, the Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors LLC on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2008, the Fund had securities valued at $261,253,620 that were on loan to broker-dealers and banks and $266,801,441 in cash or cash equivalent collateral.
NOTE 8 — STRUCTURED EQUITY-LINKED SECURITIES
The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008